Significant accounting policies - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Goodwill impairment	$ 0
COVID-19
Concentration Risk [Line Items]
Salary and wage subsidies	13,244,000	$ 28,041,000
Reduction in project costs	8,309,000	16,050,000
Reduction in equipment expense	4,180,000	9,107,000
Reduction in general and administrative costs	$ 755,000	$ 2,884,000